4. DERIVATIVE LIABILITIES - Derivative Liabilities Assumptions Used (Annual) (Details) - Annual Report	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Expected volatility	150.00%
Expected term	3 years
Commitment Date [Member] | Minimum [Member]
Expected dividends		0.00%
Expected volatility		150.00%
Expected term		3 years
Risk free interest rate		0.75%
Commitment Date [Member] | Maximum [Member]
Risk free interest rate		1.10%
Remeasurement [Member] | Minimum [Member]
Expected dividends		0.00%
Expected volatility		150.00%
Expected term		2 years 3 months
Risk free interest rate		1.10%
Remeasurement [Member] | Maximum [Member]
Expected term		2 years 11 months